Significant Accounting Policies (Details) - Schedule of Lease Payments Receivable $ in Thousands	Jun. 30, 2024 USD ($)
For the six months period ending December 31,
2024	$ 35,042
For the year ending December 31,
2025	45,603
2026	20,056
2027	8,236
2028	7,886
Thereafter	66,845
Total	$ 183,668